Trade Receivables, net (Schedule of trade receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Vericel (see note 18b)	$ 0	$ 472
BARDA (see note 18a)	0	877
MTEC (see note 18c)	1,114	2,339
Other trade receivables	619	1,229
Less provision for expected credit loss	(112)	(117)
Trade Receivables	$ 1,621	$ 4,800